Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,766	$ 2,317
Financial liabilities at fair value through profit or loss:
Contingent consideration	45,368	47,534
Total Financial Liabilities	45,368	47,534
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,766	2,317
Financial liabilities at fair value through profit or loss:
Contingent consideration	45,368	47,534
Total Financial Liabilities	45,368	47,534
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,766	2,317
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,766	$ 2,317